Reportable Segments (Tables)	3 Months Ended	12 Months Ended
	Jul. 31, 2011	Apr. 30, 2011
Reportable Segments (Tables) [Abstract]
Segmental and geographical information

	Three Months Ended
	July 31,

	2011	2010

Net sales:
U.S. Retail Coffee	$500,109	$393,570
U.S. Retail Consumer Foods	459,500	448,522
International, Foodservice, and Natural Foods	229,274	205,220

Total net sales	$1,188,883	$1,047,312

Segment profit:
U.S. Retail Coffee	$139,711	$111,882
U.S. Retail Consumer Foods	79,019	93,355
International, Foodservice, and Natural Foods	38,545	35,521

Total segment profit	$257,275	$240,758

Interest income	302	433
Interest expense	(15,422)	(16,539)
Share-based compensation expense	(5,151)	(4,340)
Cost of products sold — restructuring	(9,666)	(9,453)
Cost of products sold — merger and integration	(760)	—
Other restructuring costs	(9,897)	(18,104)
Other merger and integration costs	(4,685)	(2,656)
Corporate administrative expenses	(46,413)	(41,038)
Other income — net	1,243	693

Income before income taxes	$166,826	$149,754

The following table sets forth reportable segment and geographical information.

	Year Ended April 30,

	2011	2010	2009

Net sales:
U.S. Retail Coffee	$1,930,869	$1,700,458	$855,571
U.S. Retail Consumer Foods	1,953,043	2,004,700	2,072,532
International, Foodservice, and Natural Foods	941,831	900,131	829,830

Total net sales	$4,825,743	$4,605,289	$3,757,933

Segment profit:
U.S. Retail Coffee	$536,133	$484,006	$211,113
U.S. Retail Consumer Foods	406,455	407,721	361,171
International, Foodservice, and Natural Foods	159,580	140,404	110,242

Total segment profit	$1,102,168	$1,032,131	$682,526

Interest income	2,512	2,793	6,993
Interest expense	(69,594)	(65,187)	(62,478)
Share-based compensation expense	(19,896)	(20,687)	(14,043)
Merger and integration costs	(11,194)	(33,692)	(72,666)
Cost of products sold — restructuring	(54,089)	(3,870)	0
Other restructuring costs	(47,868)	(1,841)	(10,229)
Corporate administrative expenses	(184,849)	(181,132)	(133,313)
Other (expense) income — net	(26)	2,238	(725)

Income before income taxes	$717,164	$730,753	$396,065

Net sales:
Domestic	$4,358,091	$4,167,042	$3,353,362
International:
Canada	$409,710	$385,870	$356,300
All other international	57,942	52,377	48,271

Total international	$467,652	$438,247	$404,571

Total net sales	$4,825,743	$4,605,289	$3,757,933

Assets:
Domestic	$7,912,311	$7,591,931	$7,670,192
International:
Canada	$406,576	$376,788	$514,993
All other international	5,698	6,134	6,976

Total international	$412,274	$382,922	$521,969

Total assets	$8,324,585	$7,974,853	$8,192,161

Long-lived assets:
Domestic	$6,502,749	$6,543,440	$6,406,085
International:
Canada	$184,624	$207,517	$386,948
All other international	213	266	237

Total international	$184,837	$207,783	$387,185

Total long-lived assets	$6,687,586	$6,751,223	$6,793,270
d
Segment profit represents revenue less direct and allocable operating expenses.

Product sales information
The following table presents product sales information.

	Year Ended April 30,

	2011	2010	2009

Coffee	44%	40%	25%
Peanut butter	12	12	14
Fruit spreads	8	8	9
Shortening and oils	7	8	11
Baking mixes and frostings	6	6	8
Canned milk	5	5	7
Flour and baking ingredients	5	5	7
Portion control	3	3	4
Juices and beverages	3	3	3
Uncrustables frozen sandwiches	2	3	3
Toppings and syrups	2	2	3
Other	3	5	6

Total product sales	100%	100%	100%